Capital Management (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capital Management
Cash and cash equivalents	$ 6,000
Gross debt increased	75,000
Converging of lease liability	65,000
Gross debt decreased	$ 69,793	$ 60,311